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                             AIM HIGH YIELD FUND II
                              AIM HIGH YIELD FUND
                                AIM INCOME FUND
                        AIM INTERMEDIATE GOVERNMENT FUND
                             AIM MONEY MARKET FUND
                            AIM MUNICIPAL BOND FUND
                                      AND
                               CLASS A SHARES OF
                      AIM LIMITED MATURITY TREASURY FUND

             (SERIES PORTFOLIOS OF AIM INVESTMENT SECURITIES FUNDS)

                      Supplement dated September 18, 2001
       to the Statement of Additional Information dated November 28, 2000 as revised February 22, 2001 as supplemented May 4, 2001, July 6, 2001,
                      August 1, 2001 and September 4, 2001

The following information replaces in its entirety the section appearing under the heading "INVESTMENT STRATEGIES AND RISKS -- INTERFUND LOANS":

     "INTERFUND LOANS

          Each Fund may lend up to 15% of its net assets to other AIM Funds and each Fund may borrow from other AIM Funds to the extent permitted under such Fund's investment restrictions. During temporary or emergency periods, the percentage of a Fund's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC (for example, as of September 17, 2001, the SEC has temporarily permitted all mutual funds to lend up to 25% of their net assets). If a Fund has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of such Fund's total assets, such Fund will secure all of its loans from other AIM Funds. The ability of the Funds to lend their securities to other AIM Funds is subject to certain other terms and conditions."

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                        AIM INVESTMENT SECURITIES FUNDS
                       AIM LIMITED MATURITY TREASURY FUND

                              INSTITUTIONAL CLASS


                      Supplement dated September 18, 2001
to the Statement of Additional information dated November 28, 2000 as revised
       February 22, 2001 as supplemented July 13, 2001 and August 1, 2001




The following new section is added under the section titled "INVESTMENT PROGRAM AND RESTRICTIONS -- INVESTMENT PROGRAM -- Loans of Portfolio Securities":

     "INTERFUND LOANS

          The Fund may lend up to 15% of its net assets to other AIM Funds and the Fund may borrow from other AIM Funds to the extent permitted under the Fund's investment restrictions. During temporary or emergency periods, the percentage of a Fund's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC (for example, as of September 17, 2001, the SEC has temporarily permitted all mutual funds to lend up to 25% of their net assets). If the Fund has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of the Fund's total assets, the Fund will secure all of its loans from other AIM Funds. The ability of the Fund to lend its securities to other AIM Funds is subject to certain other terms and conditions."